UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            August 13, 2008
----------------------              ------------------      -----------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total:   $305,219
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                 Eagle Capital Partners, LP

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


                                                    FORM 13F INFORMATION TABLE


                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE SHARED    NONE
AMERICAN EAGLE OUTFITTERS NE        COM          02553E106   29,152    2,138,800           SHARED       WAM         2,138,800
ARMSTRONG WORLD INDS INC NEW        COM          04247X102    6,656      227,792           SHARED       WAM           227,792
BERKSHIRE HATHAWAY INC DEL         CL A          084670108   31,154          258           SHARED       WAM               258
COMCAST CORP NEW                 CL A SPL        20030N200   29,673    1,581,700           SHARED       WAM         1,581,700
DISCOVER FINL SVCS                  COM          254709108   20,180    1,532,288           SHARED       WAM         1,532,288
INTERFACE INC.                     CL A          458665106   30,732    2,452,694           SHARED       WAM         2,452,694
KAISER ALUMINUM CORP           COM PAR $0.01     483007704    3,708       69,270           SHARED       WAM            69,270
KERYX BIOPHARMACEUTICALS INC        COM          492515101      980    2,000,000           SHARED       WAM         2,000,000
MOHAWK INDS INC                     COM          608190104   64,667    1,008,847           SHARED       WAM         1,008,847
NAVISTAR INTERNATIONAL CORP.        COM          63934E108   22,747      345,600           SHARED       WAM           345,600
TEXAS INDS INC                      COM          882491103   19,794      352,642           SHARED       WAM           352,642
USA MOBILITY INC                    COM          90341G103    7,595    1,006,016           SHARED       WAM         1,006,016
WHIRLPOOL CORP                      COM          963320106   38,181      618,508           SHARED       WAM           618,508

Total                                                       305,219



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